Consolidated Statements of Change in Shareholders’ Equity	Ordinary shares Class A HKD ($) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B HKD ($) shares	Ordinary shares Class B USD ($) shares	Ordinary shares HKD ($) shares	Ordinary shares USD ($) shares	Additional Paid-in capital HKD ($)	Additional Paid-in capital USD ($)	Shares subscription receivable HKD ($)	Shares subscription receivable USD ($)	Retained earnings HKD ($)	Retained earnings USD ($)	Accumulated other comprehensive income (loss) HKD ($)	Accumulated other comprehensive income (loss) USD ($)	HKD ($)	USD ($)
Balance (in Dollars)					$ 874		$ 2,010,103				$ 11,063,385				$ 13,074,362
Balance at Nov. 30, 2022					$ 874		2,010,103				11,063,385				13,074,362
Balance (in Shares) at Nov. 30, 2022 | shares					562,500	562,500
Balance at Nov. 30, 2023					$ 874		2,010,103				15,132,364				17,143,341
Balance (in Shares) at Nov. 30, 2023 | shares					562,500	562,500
Net income (loss)											4,068,979				4,068,979
Balance (in Dollars)					874		2,010,103				15,132,364				17,143,341
Balance at Nov. 30, 2024	$ 904		$ 117				49,897,579				14,706,655				64,605,255
Balance (in Shares) at Nov. 30, 2024 | shares	581,250	581,250	75,000	75,000
Net income (loss)											(425,709)				(425,709)
Issuance of Ordinary shares					$ 147		47,887,476								47,887,623
Issuance of Ordinary shares (in Shares) | shares					93,750	93,750
Re-designation of ordinary shares into Class A	$ 904				$ (904)
Re-designation of ordinary shares into Class A (in Shares) | shares	581,250	581,250			(581,250)	(581,250)
Re-designation of ordinary shares into Class B			$ 117		$ (117)
Re-designation of ordinary shares into Class B (in Shares) | shares			75,000	75,000	(75,000)	(75,000)
Balance (in Dollars)	$ 904		$ 117				49,897,579				14,706,655				64,605,255
Balance at Nov. 30, 2025	$ 2,314	$ 297	$ 117	$ 15			104,594,842	$ 13,431,982	(10,852,353)	$ (1,393,650)	(3,468,920)	$ (445,476)	5,501	$ 706	90,281,501	$ 11,593,875
Balance (in Shares) at Nov. 30, 2025 | shares	1,462,498	1,462,498	75,000	75,000
Net income (loss)											(18,175,575)				(18,175,575)	(2,334,092)
Issuance of Ordinary shares
Private Investment in Public Equity	$ 1,200						24,587,867		(10,385,133)						14,203,934
Private Investment in Public Equity (in Shares) | shares	750,000	750,000
Share-based Compensation	$ 210						29,977,822		(467,220)						29,510,812
Share-based Compensation (in Shares) | shares	131,248	131,248
acquisition of a subsidiary							131,574								131,574
Foreign currency translation adjustment													5,501		5,501	706
Balance (in Dollars)	$ 2,314	$ 297	$ 117	$ 15			$ 104,594,842	$ 13,431,982	$ (10,852,353)	$ (1,393,650)	$ (3,468,920)	$ (445,476)	$ 5,501	$ 706	$ 90,281,501	$ 11,593,875